Shareholder Report	12 Months Ended	27 Months Ended	44 Months Ended	46 Months Ended	88 Months Ended
	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Free Bond Fund
Class Name	Fidelity® Tax-Free Bond Fund
Trading Symbol	FTABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Free Bond Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Bond Fund	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning the higher earned income of its holdings, notably contributed to performance versus the Bloomberg 3+ Year Non-AMT Municipal Bond Index for the fiscal year.
•Yield-curve positioning, helped by an underweight in longer-term bonds, provided another relative performance boost as the yield curve steepened during the year.
•In contrast, pricing factors detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•The fund's exposure to municipal bonds issued by Walker County Development Authority (GA) tied to McLemore Hotel & Resort also detracted, as they slumped after a missed debt-service deposit eroded investor confidence in the project's revenue stability.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $25,000. Fidelity® Tax-Free Bond Fund $25,000 $24,921 $26,014 $26,818 $29,465 $30,626 $30,272 $28,946 $30,019 $30,721 $32,246 Bloomberg 3+ Year Non-AMT Municipal Bond Index $25,000 $24,894 $25,873 $26,767 $29,283 $30,557 $29,921 $28,826 $29,667 $30,231 $31,672 Bloomberg Municipal Bond Index $25,000 $24,930 $25,808 $26,651 $28,955 $30,117 $29,549 $28,589 $29,418 $30,031 $31,442 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Tax-Free Bond Fund 4.96% 1.04% 2.58% Bloomberg 3+ Year Non-AMT Municipal Bond Index 4.77% 0.72% 2.39% Bloomberg Municipal Bond Index 4.70% 0.86% 2.32% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,732,475,427	$ 3,732,475,427	$ 3,732,475,427	$ 3,732,475,427	$ 3,732,475,427
Holdings Count | shares	1,269	1,269	1,269	1,269	1,269
Advisory Fees Paid, Amount	$ 14,606,413
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,732,475,427
Number of Holdings	1,269
Total Advisory Fee	$14,606,413
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.8 Health Care 13.0 Transportation 11.9 Special Tax 11.4 Electric Utilities 7.8 Education 6.4 Others(Individually Less Than 5%) 7.6 92.9 AAA 5.3 AA 37.9 A 37.5 BBB 6.6 BB 1.8 B 0.3 CCC,CC,C 0.1 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 7.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.3 AA - 37.9 A - 37.5 BBB - 6.6 BB - 1.8 B - 0.3 CCC,CC,C - 0.1 Not Rated - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 7.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 10.6 Illinois 9.4 Texas 9.3 Alabama 6.4 New Jersey 5.8
Fidelity Sustainable Intermediate Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Trading Symbol	FSIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Intermediate Municipal Income Fund	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 3-15 Year Blend (2-17) Index for the fiscal year.
•An overweight in the housing and utilities sectors further boosted relative performance.
•The fund's "positive convexity," meaning its exposure to non-callable and longer-call bonds, as well as the portfolio managers' active management of call risk, was also helpful.
•In contrast, the fund's overweight in health care bonds detracted from performance versus the 3-15 year index.
•Underweights in certain higher-quality securities, including those in the state general obligation and the water & sewer sectors, also hurt.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Intermediate Municipal Income Fund $10,000 $10,344 $10,692 $10,936 $11,558 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,276 $10,537 $10,731 $11,345 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 $11,183 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Intermediate Municipal Income Fund 5.70% 3.88% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 5.72% 3.37% Bloomberg Municipal Bond Index 4.70% 2.98% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 26,103,588	$ 26,103,588	$ 26,103,588	$ 26,103,588	$ 26,103,588
Holdings Count | shares	271	271	271	271	271
Advisory Fees Paid, Amount	$ 88,312
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$26,103,588
Number of Holdings	271
Total Advisory Fee	$88,312
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 36.8 Education 11.4 Housing 11.1 Health Care 9.5 Electric Utilities 7.1 Water & Sewer 6.4 Special Tax 6.2 Transportation 5.0 Others(Individually Less Than 5%) 3.1 96.6 AAA 12.4 AA 53.4 A 22.7 BBB 6.6 BB 1.3 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.4 AA - 53.4 A - 22.7 BBB - 6.6 BB - 1.3 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.8 Alabama 8.2 California 6.9 Georgia 5.4 Washington 5.3
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z
Trading Symbol	FASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 3-15 Year Blend (2-17) Index for the fiscal year.
•An overweight in the housing and utilities sectors further boosted relative performance.
•The fund's "positive convexity," meaning its exposure to non-callable and longer-call bonds, as well as the portfolio managers' active management of call risk, was also helpful.
•In contrast, the fund's overweight in health care bonds detracted from performance versus the 3-15 year index.
•Underweights in certain higher-quality securities, including those in the state general obligation and the water & sewer sectors, also hurt.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,349 $10,703 $10,954 $11,584 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,276 $10,537 $10,731 $11,345 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 $11,183 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 5.76% 3.94% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 5.72% 3.37% Bloomberg Municipal Bond Index 4.70% 2.98% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 26,103,588	$ 26,103,588	$ 26,103,588	$ 26,103,588	$ 26,103,588
Holdings Count | shares	271	271	271	271	271
Advisory Fees Paid, Amount	$ 88,312
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$26,103,588
Number of Holdings	271
Total Advisory Fee	$88,312
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 36.8 Education 11.4 Housing 11.1 Health Care 9.5 Electric Utilities 7.1 Water & Sewer 6.4 Special Tax 6.2 Transportation 5.0 Others(Individually Less Than 5%) 3.1 96.6 AAA 12.4 AA 53.4 A 22.7 BBB 6.6 BB 1.3 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.4 AA - 53.4 A - 22.7 BBB - 6.6 BB - 1.3 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.8 Alabama 8.2 California 6.9 Georgia 5.4 Washington 5.3
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M
Trading Symbol	FASLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 3-15 Year Blend (2-17) Index for the fiscal year.
•An overweight in the housing and utilities sectors further boosted relative performance.
•The fund's "positive convexity," meaning its exposure to non-callable and longer-call bonds, as well as the portfolio managers' active management of call risk, was also helpful.
•In contrast, the fund's overweight in health care bonds detracted from performance versus the 3-15 year index.
•Underweights in certain higher-quality securities, including those in the state general obligation and the water & sewer sectors, also hurt.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,911 $10,218 $10,425 $10,981 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,276 $10,537 $10,731 $11,345 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 $11,183 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 4.00% sales charge) 1.12% 2.49% Class M (without 4.00% sales charge) 5.33% 3.59% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 5.72% 3.37% Bloomberg Municipal Bond Index 4.70% 2.98% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 26,103,588	$ 26,103,588	$ 26,103,588	$ 26,103,588	$ 26,103,588
Holdings Count | shares	271	271	271	271	271
Advisory Fees Paid, Amount	$ 88,312
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$26,103,588
Number of Holdings	271
Total Advisory Fee	$88,312
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 36.8 Education 11.4 Housing 11.1 Health Care 9.5 Electric Utilities 7.1 Water & Sewer 6.4 Special Tax 6.2 Transportation 5.0 Others(Individually Less Than 5%) 3.1 96.6 AAA 12.4 AA 53.4 A 22.7 BBB 6.6 BB 1.3 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.4 AA - 53.4 A - 22.7 BBB - 6.6 BB - 1.3 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.8 Alabama 8.2 California 6.9 Georgia 5.4 Washington 5.3
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I
Trading Symbol	FASUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 3-15 Year Blend (2-17) Index for the fiscal year.
•An overweight in the housing and utilities sectors further boosted relative performance.
•The fund's "positive convexity," meaning its exposure to non-callable and longer-call bonds, as well as the portfolio managers' active management of call risk, was also helpful.
•In contrast, the fund's overweight in health care bonds detracted from performance versus the 3-15 year index.
•Underweights in certain higher-quality securities, including those in the state general obligation and the water & sewer sectors, also hurt.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2026. Initial investment of $10,000. Class I $10,000 $10,344 $10,691 $10,935 $11,558 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,276 $10,537 $10,731 $11,345 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 $11,183 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 5.70% 3.88% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 5.72% 3.37% Bloomberg Municipal Bond Index 4.70% 2.98% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 26,103,588	$ 26,103,588	$ 26,103,588	$ 26,103,588	$ 26,103,588
Holdings Count | shares	271	271	271	271	271
Advisory Fees Paid, Amount	$ 88,312
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$26,103,588
Number of Holdings	271
Total Advisory Fee	$88,312
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 36.8 Education 11.4 Housing 11.1 Health Care 9.5 Electric Utilities 7.1 Water & Sewer 6.4 Special Tax 6.2 Transportation 5.0 Others(Individually Less Than 5%) 3.1 96.6 AAA 12.4 AA 53.4 A 22.7 BBB 6.6 BB 1.3 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.4 AA - 53.4 A - 22.7 BBB - 6.6 BB - 1.3 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.8 Alabama 8.2 California 6.9 Georgia 5.4 Washington 5.3
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C
Trading Symbol	FASNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.37%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 3-15 Year Blend (2-17) Index for the fiscal year.
•An overweight in the housing and utilities sectors further boosted relative performance.
•The fund's "positive convexity," meaning its exposure to non-callable and longer-call bonds, as well as the portfolio managers' active management of call risk, was also helpful.
•In contrast, the fund's overweight in health care bonds detracted from performance versus the 3-15 year index.
•Underweights in certain higher-quality securities, including those in the state general obligation and the water & sewer sectors, also hurt.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2026. Initial investment of $10,000. Class C $10,000 $10,262 $10,508 $10,634 $11,118 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,276 $10,537 $10,731 $11,345 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 $11,183 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.55% 2.82% Class C 4.55% 2.82% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 5.72% 3.37% Bloomberg Municipal Bond Index 4.70% 2.98% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 26,103,588	$ 26,103,588	$ 26,103,588	$ 26,103,588	$ 26,103,588
Holdings Count | shares	271	271	271	271	271
Advisory Fees Paid, Amount	$ 88,312
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$26,103,588
Number of Holdings	271
Total Advisory Fee	$88,312
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 36.8 Education 11.4 Housing 11.1 Health Care 9.5 Electric Utilities 7.1 Water & Sewer 6.4 Special Tax 6.2 Transportation 5.0 Others(Individually Less Than 5%) 3.1 96.6 AAA 12.4 AA 53.4 A 22.7 BBB 6.6 BB 1.3 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.4 AA - 53.4 A - 22.7 BBB - 6.6 BB - 1.3 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.8 Alabama 8.2 California 6.9 Georgia 5.4 Washington 5.3
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A
Trading Symbol	FASJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 3-15 Year Blend (2-17) Index for the fiscal year.
•An overweight in the housing and utilities sectors further boosted relative performance.
•The fund's "positive convexity," meaning its exposure to non-callable and longer-call bonds, as well as the portfolio managers' active management of call risk, was also helpful.
•In contrast, the fund's overweight in health care bonds detracted from performance versus the 3-15 year index.
•Underweights in certain higher-quality securities, including those in the state general obligation and the water & sewer sectors, also hurt.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,911 $10,218 $10,425 $10,981 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,276 $10,537 $10,731 $11,345 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 $11,183 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 4.00% sales charge) 1.12% 2.49% Class A (without 4.00% sales charge) 5.33% 3.59% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 5.72% 3.37% Bloomberg Municipal Bond Index 4.70% 2.98% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 26,103,588	$ 26,103,588	$ 26,103,588	$ 26,103,588	$ 26,103,588
Holdings Count | shares	271	271	271	271	271
Advisory Fees Paid, Amount	$ 88,312
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$26,103,588
Number of Holdings	271
Total Advisory Fee	$88,312
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 36.8 Education 11.4 Housing 11.1 Health Care 9.5 Electric Utilities 7.1 Water & Sewer 6.4 Special Tax 6.2 Transportation 5.0 Others(Individually Less Than 5%) 3.1 96.6 AAA 12.4 AA 53.4 A 22.7 BBB 6.6 BB 1.3 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.4 AA - 53.4 A - 22.7 BBB - 6.6 BB - 1.3 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.8 Alabama 8.2 California 6.9 Georgia 5.4 Washington 5.3
Fidelity Series Large Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Value Index Fund
Class Name	Fidelity® Series Large Cap Value Index Fund
Trading Symbol	FIOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Large Cap Value Index Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Value Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 33% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+81%). Industrials, which gained about 24%, also helped, benefiting from the capital goods industry (+30%), as did communication services, which advanced roughly 41%, lifted by the media & entertainment industry (+56%). The financials sector rose 9%, while energy gained roughly 22% and consumer staples advanced 11%. Other contributors included the materials (+18%), utilities (+16%), consumer discretionary (+7%), health care (+4%) and real estate (+4%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+90%), from the media & entertainment industry. Micron Technology (+356%), from the semiconductors & semiconductor equipment industry, contributed. In pharmaceuticals, biotechnology & life sciences, Johnson & Johnson (+54%) lifted the fund. In energy, Exxon Mobil gained approximately 37% and lifted the fund. Lastly, JPMorgan Chase (+17%), a stock in the banks group, also lifted the fund.
•Conversely, the biggest detractor was UnitedHealth (-46%), from the health care equipment & services industry. Accenture (-30%), Salesforce (-37%) and Strategy (-55%), within the software & services category, detracted. Lastly, Fiserv (-71%), from the financial services group, also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Fidelity® Series Large Cap Value Index Fund $10,000 $12,444 $14,578 $13,888 $15,963 $16,624 $20,517 $20,435 $21,686 $25,935 $30,026 Russell 1000® Value Index $10,000 $12,462 $14,608 $13,906 $15,974 $16,628 $20,515 $20,428 $21,670 $25,904 $30,006 Russell 1000® Index $10,000 $12,081 $15,202 $14,872 $18,053 $21,635 $26,030 $23,805 $28,621 $36,265 $41,818 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Large Cap Value Index Fund 15.78% 12.55% 11.62% Russell 1000® Value Index 15.83% 12.53% 11.61% Russell 1000® Index 15.31% 14.09% 15.38% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 10,868,269,310	$ 10,868,269,310	$ 10,868,269,310	$ 10,868,269,310	$ 10,868,269,310
Holdings Count | shares	874	874	874	874	874
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,868,269,310
Number of Holdings	874
Total Advisory Fee	$0
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.9 Industrials 13.6 Information Technology 11.8 Health Care 11.8 Communication Services 8.4 Consumer Staples 7.4 Consumer Discretionary 7.3 Energy 6.3 Materials 4.3 Utilities 4.2 Real Estate 3.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.4 Canada 0.2 Australia 0.2 United Kingdom 0.1 Mexico 0.1 Bermuda 0.0 Puerto Rico 0.0 Brazil 0.0 Guatemala 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Canada - 0.2 Australia - 0.2 United Kingdom - 0.1 Mexico - 0.1 Bermuda - 0.0 Puerto Rico - 0.0 Brazil - 0.0 Guatemala - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Berkshire Hathaway Inc Class B 2.8 JPMorgan Chase & Co 2.8 Alphabet Inc Class A 2.3 Amazon.com Inc 2.1 Exxon Mobil Corp 2.0 Alphabet Inc Class C 1.8 Johnson & Johnson 1.8 Micron Technology Inc 1.6 Walmart Inc 1.5 Procter & Gamble Co/The 1.2 19.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Tax-Free Bond Fund
Class Name	Fidelity® SAI Tax-Free Bond Fund
Trading Symbol	FSAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Tax-Free Bond Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Tax-Free Bond Fund	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's yield-curve positioning, helped by an underweight in longer-term bonds, contributed to performance versus the Bloomberg 3+ Year Non-AMT Municipal Bond Index for the fiscal year.
•In contrast, the fund had less "carry" than the index, meaning its holdings earned less income, which detracted from relative performance.
•Pricing factors also crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•The fund's exposure to municipal bonds issued by Walker County Development Authority (GA) tied to McLemore Hotel & Resort further detracted, as the securities slumped after a missed debt-service deposit eroded investor confidence in the project's revenue stability.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through January 31, 2026. Initial investment of $10,000. Fidelity® SAI Tax-Free Bond Fund $10,000 $10,258 $11,251 $11,569 $11,392 $10,988 $11,433 $11,705 $12,240 Bloomberg 3+ Year Non-AMT Municipal Bond Index $10,000 $10,261 $11,226 $11,714 $11,470 $11,050 $11,373 $11,589 $12,141 Bloomberg Municipal Bond Index $10,000 $10,244 $11,130 $11,577 $11,358 $10,989 $11,308 $11,543 $12,086 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Tax-Free Bond Fund 4.57% 1.13% 2.79% Bloomberg 3+ Year Non-AMT Municipal Bond Index 4.77% 0.72% 2.68% Bloomberg Municipal Bond Index 4.70% 0.86% 2.62% A From October 2, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,341,486,011	$ 5,341,486,011	$ 5,341,486,011	$ 5,341,486,011	$ 5,341,486,011
Holdings Count | shares	1,727	1,727	1,727	1,727	1,727
Advisory Fees Paid, Amount	$ 13,699,031
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,341,486,011
Number of Holdings	1,727
Total Advisory Fee	$13,699,031
Portfolio Turnover	12%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.4 Health Care 12.9 Special Tax 11.2 Electric Utilities 7.9 Transportation 7.7 Education 5.4 Housing 5.3 Water & Sewer 5.1 Others(Individually Less Than 5%) 1.4 91.3 AAA 5.5 AA 45.2 A 30.8 BBB 5.6 BB 1.0 B 0.2 Not Rated 3.0 Short-Term Investments and Net Other Assets (Liabilities) 8.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.5 AA - 45.2 A - 30.8 BBB - 5.6 BB - 1.0 B - 0.2 Not Rated - 3.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 12.8 Texas 11.3 Illinois 7.4 Alabama 5.3 New Jersey 5.2
Fidelity SAI Sustainable Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Municipal Income Fund
Class Name	Fidelity® SAI Sustainable Municipal Income Fund
Trading Symbol	FASWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Municipal Income Fund	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's exposure to certain lower-coupon bonds, especially those issued by the Metropolitan Government of Nashville and Davidson County, contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•The fund's yield-curve positioning contributed as well. Specifically, an overweight in the 10-year part of the curve and underweight in the 20-year part helped, as the muni yield curve steepened during the 12-month period.
•In contrast, pricing factors modestly detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•The fund also produced less "carry" than the index, which slightly crimped relative performance.
•During the year, the portfolio management team added exposure to lower-coupon bonds at a discount to par when they felt appropriate opportunities arose.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through January 31, 2026. Initial investment of $10,000. Fidelity® SAI Sustainable Municipal Income Fund $10,000 $10,356 $10,796 $10,992 $11,572 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,167 $10,469 $10,674 $11,185 Bloomberg Municipal Bond Index $10,000 $10,168 $10,463 $10,681 $11,183 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Municipal Income Fund 5.28% 3.91% Bloomberg 3+ Year Municipal Bond Index 4.78% 2.99% Bloomberg Municipal Bond Index 4.70% 2.98% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 77,623,729	$ 77,623,729	$ 77,623,729	$ 77,623,729	$ 77,623,729
Holdings Count | shares	414	414	414	414	414
Advisory Fees Paid, Amount	$ 170,674
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$77,623,729
Number of Holdings	414
Total Advisory Fee	$170,674
Portfolio Turnover	10%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.3 Health Care 14.3 Water & Sewer 11.7 Education 10.5 Electric Utilities 10.3 Housing 7.1 Special Tax 6.5 Others(Individually Less Than 5%) 3.4 98.1 AAA 13.5 AA 56.6 A 24.0 BBB 3.5 BB 0.3 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 13.5 AA - 56.6 A - 24.0 BBB - 3.5 BB - 0.3 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 11.7 New York 9.5 Alabama 8.2 Georgia 6.8 Illinois 6.6
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Class Name	Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Trading Symbol	FASYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg Municipal 1 Year (1-2Y) Bond Index for the fiscal year.
•An overweight in lower-coupon par bonds was also helpful.
•In contrast, the fund's yield-curve positioning, specifically its underweight in the two-year part of the curve, detracted from performance versus the index.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 16, 2022 through January 31, 2026. Initial investment of $10,000. Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund $10,000 $10,107 $10,449 $10,814 $11,170 Fidelity Conservative Income Municipal Bond Composite Index℠ $10,000 $10,122 $10,424 $10,773 $11,112 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,122 $10,374 $10,715 $11,090 Bloomberg Municipal Bond Index $10,000 $10,467 $10,771 $10,995 $11,512 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund 3.30% 3.10% Fidelity Conservative Income Municipal Bond Composite Index℠ 3.14% 2.95% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 3.50% 2.89% Bloomberg Municipal Bond Index 4.70% 3.95% A From June 16, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 16, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 24,543,449	$ 24,543,449	$ 24,543,449	$ 24,543,449	$ 24,543,449
Holdings Count | shares	137	137	137	137	137
Advisory Fees Paid, Amount	$ 43,826
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$24,543,449
Number of Holdings	137
Total Advisory Fee	$43,826
Portfolio Turnover	70%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Electric Utilities 21.4 General Obligations 16.3 Health Care 14.8 Housing 12.8 Resource Recovery 10.9 Industrial Development 8.5 Synthetics 7.7 Others(Individually Less Than 5%) 7.3 99.7 AAA 4.3 AA 32.1 A 57.4 BBB 0.6 Not Rated 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.3 AA - 32.1 A - 57.4 BBB - 0.6 Not Rated - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Georgia 10.2 New York 9.7 Florida 8.7 Texas 7.1 Tennessee 6.8
Fidelity SAI Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Conservative Income Municipal Bond Fund
Class Name	Fidelity® SAI Conservative Income Municipal Bond Fund
Trading Symbol	FSMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Conservative Income Municipal Bond Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Conservative Income Municipal Bond Fund	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's yield-curve positioning, specifically its underweight in the two-year part of the curve, detracted from performance versus the Bloomberg Municipal 1 Year (1-2 Y) Bond Index for the fiscal year.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to relative performance.
•An overweight in lower-coupon par bonds was also helpful.
•During the year, the portfolio management team reduced the fund's exposure to the health care and higher education sectors and pared back exposure to lower-quality securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 6, 2023 through January 31, 2026. Initial investment of $10,000. Fidelity® SAI Conservative Income Municipal Bond Fund $10,000 $10,136 $10,485 $10,824 Fidelity Conservative Income Municipal Bond Composite Index℠ $10,000 $10,120 $10,459 $10,787 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,158 $10,492 $10,859 Bloomberg Municipal Bond Index $10,000 $10,616 $10,837 $11,346 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Conservative Income Municipal Bond Fund 3.24% 3.60% Fidelity Conservative Income Municipal Bond Composite Index℠ 3.14% 3.44% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 3.50% 3.75% Bloomberg Municipal Bond Index 4.70% 5.81% A From November 6, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Nov. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,536,920,320	$ 1,536,920,320	$ 1,536,920,320	$ 1,536,920,320	$ 1,536,920,320
Holdings Count | shares	458	458	458	458	458
Advisory Fees Paid, Amount	$ 3,249,190
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,536,920,320
Number of Holdings	458
Total Advisory Fee	$3,249,190
Portfolio Turnover	64%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 20.7 Synthetics 18.0 Resource Recovery 10.7 Industrial Development 9.9 Transportation 9.3 Housing 8.6 Electric Utilities 7.3 Health Care 7.2 Others(Individually Less Than 5%) 4.3 96.0 AAA 3.5 AA 29.8 A 43.0 BBB 7.6 Not Rated 12.1 Short-Term Investments and Net Other Assets (Liabilities) 4.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.5 AA - 29.8 A - 43.0 BBB - 7.6 Not Rated - 12.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.9 New York 9.9 California 8.5 Florida 7.8 Pennsylvania 5.8